Retirement Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Superannuation
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%	13.00%
Defined contribution plan, employer contribution recognized as an expense	₨ 786,700,000		₨ 565,400,000	₨ 536,800,000
Superannuation | Managing Director, Executive Directors and for certain employees of CBoP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	15.00%	15.00%
Provident Fund
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	12.00%	12.00%
Provident Fund Administered by Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan - contribution to Pension Scheme administered by Regional Provident Fund Commissioner, percentage considered - lower of the percentage of employees eligible salary or fixed amount	8.33%	8.33%
Provident Fund Administered by Regional Provident Fund Commissioner | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	₨ 15,000
Provident Fund and Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution recognized as an expense	₨ 2,920,000,000		2,069,300,000	₨ 1,724,900,000
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service	15 days	15 days
Defined benefit plan, vesting period	5 years	5 years
Defined benefit plan, expected contribution to the plan for the next fiscal year	₨ 1,008,000,000
Defined benefit plan, accumulated benefit obligation	2,949,500,000		2,137,200,000
Employer contributions	601,000,000	$ 9.3	618,100,000
Gratuity | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	2,600,500,000		1,680,600,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	71,800,000
Defined benefit plan, accumulated benefit obligation	467,100,000		431,600,000
Employer contributions	₨ 10,300,000	$ 0.2	20,100,000
Pension | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contribution as a percentage of basic salary	10.00%	10.00%
Lock-in-period after which contribution made for employees stand frozen and will be converted into an annuity on separation	2 years	2 years
Pension | Centurion Bank of Punjab Limited | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	10 years	10 years
Pension | Centurion Bank of Punjab Limited | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	15 years	15 years
Pension | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	₨ 441,800,000		₨ 409,200,000